EMPLOYEE FUTURE BENEFITS (Details 10) (CAD) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Increase in Total of service and interest cost	0.3	0.8
Increase in Accrued benefit obligation at December 31	16.9	16.9
Decrease in Total of service and interest cost	(0.2)	(0.7)
Decrease in Accrued benefit obligation at December 31	(14.6)	(14.6)